Balance Sheet (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013
Preferred Stock, Shares Authorized		10,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	125,000,000	125,000,000	125,000,000
Common Stock, Shares, Issued	12,901,103	11,505,039	5,000,000
Common Stock, Shares, Outstanding	12,901,103	11,505,039	5,000,000
Redeemable Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock Shares Designated	6,176,748	6,176,748	6,176,748
Preferred Stock, Shares Issued	6,176,748	6,176,748	6,176,748
Preferred Stock, Shares Outstanding	6,176,748	6,176,748	6,176,748
Temporary Equity, Liquidation Preference	$ 26,560,016	$ 19,827,361	$ 26,560,016